April 2, 2009

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:                  Nationwide Life Insurance Company
Pre-Effective Amendment No. 2 for Select Retirement
Individual Supplemental Immediate Fixed Income Annuity Contracts
on Form S-1
SEC File No. 333-155368

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”), we are filing Pre-Effective Amendment No. 2 to the registration statement indicated above for the purpose of registering Select Retirement, an Individual Supplemental Immediate Fixed Income Annuity Contract (the “Contracts”).

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide is attached hereto as Exhibit 24.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

On November 14, 2008, Nationwide filed an initial registration statement for Individual Supplemental Immediate Fixed Income Annuity Contracts.  On January 13, 2009, Nationwide received your written comments.  Pre-Effective Amendment No. 1 was filed on February 10, 2009.  We received your oral comments on March 5, 2009.  Pre-Effective Amendment No. 2 reflects red-lining of changes made to address your written comments.  Other redlined changes in this Pre-Effective Amendment No. 2 reflect non-material clarifying disclosures.

1.           What is the Contract? (p.1). a) The first sentence of the third paragraph of this provision indicates that the contract offers a “5% increase in the Guaranteed Lifetime Withdrawal Base.” The second bullet in the same provision indicates that there is a “potential 5% simple interest increase.”  Please revise the disclosure to indicate whether the 5% increase is automatic or whether it is only potentially available.  b) Please revise the second bullet to clarify the calculation and its impact.  Specifically, indicate that the 5% is based on the original Guaranteed Lifetime Withdrawal Base and may increase the Guaranteed Lifetime Withdrawal Base.

The United States Securities
and Exchange Commission
April 2, 2009

RESPONSE:
a) We revised the first sentence of the third paragraph as follows:

The Contract also offers a Spousal Continuation Option available at the time of application and a potential 5% increase (the 5% roll-up) in the Guaranteed Lifetime Withdrawal Base during the Accumulation Phase:

b) We revised the second bullet point as follows:

•
The Contract’s potential 5% roll-up is calculated based on your original Guaranteed Lifetime Withdrawal Base and may increase the Guaranteed Lifetime Withdrawal Base.  This feature is only available during the Accumulation Phase (see “Can the Guaranteed Lifetime Withdrawal Base change during the Accumulation Phase?” later in this prospectus).

2.           How does the Contract generally work? (p.2). The revised disclosure is confusing as to who picks what investments.  Is the Eligible Portfolio the same for everyone, or does the contractowner create their own models?  Please provide an explanation of how this works.

RESPONSE: We revised the first paragraph of the “Accumulation Phase” section to generally discuss the Accumulation Phase and inserted a cross reference to the “What are the Eligible Portfolios and how are they managed?” section.  We added a “Four Step Investment Process” section to the “What are the Eligible Portfolios and how are they managed?” section to describe who picks what investments as follows:

Four Step Investment Process

The Eligible Portfolios are Select UMA asset allocation models designed to integrate a variety of Investment Products and services within a single account, providing you with a comprehensive, unified approach to asset allocation, investment selection, account administration and performance reporting.  Each of the Eligible Portfolios available in the Select UMA program corresponds to a specific investment risk profile.  At or before the time of this Contract application, you and your Financial Advisor will follow the process below to select your Eligible Portfolio:

Step 1:  Set Investment Objectives

Your Financial Advisor helps you establish your investment objectives for Your Account.

Step 2:  Select Investment Model

Based on your investment objectives, your Financial Advisor recommends an asset allocation investment (the “Model”) for Your Account.

Step 3: Select an Eligible Portfolio

Your Financial Advisor then works with you to construct an Eligible Portfolio by populating each asset class comprising the Model with one or more investment products (“Investment Products”).  The Investment Products for any given asset class are comprised of one or more of the following: mutual funds, separately managed accounts (“SMAs”) and/or exchange traded funds (“ETFs”).  You and your Financial Advisor may elect any combination of these products that we have permitted to comprise an Eligible Portfolio:

The United States Securities
and Exchange Commission
April 2, 2009

Mutual Funds - A mutual fund is a professionally managed type of collective investment that pools money from many investors and invests it in stocks, bonds, short-term money market instruments, and/or other securities.  The mutual fund will have a fund manager that trades the pooled money on a regular basis, and is an open end investment company registered under the Investment Company Act of 1940.

Exchange Traded Funds (“ETFs”) - An ETF is an investment vehicle traded on stock exchanges, much like stocks. An ETF holds assets such as stocks or bonds and trades at approximately the same price as the net asset value of its underlying assets over the course of the trading day.  Many ETFs track an index, such as the Dow Jones Industrial Average or the S&P 500.

Separately Managed Accounts (“SMAs”) - A SMA is comprised of individual securities which the Overlay Manager shall invest in for the client, based on an investment  model provided by one or more separately registered investment managers (“sub-managers”), which invests for the client based on their own investment decision. This differs from a mutual fund because the investor directly owns the securities instead of owning a share in a pool of securities.

Step 4: Ongoing Review Process

Your Financial Advisor will contact you to determine whether short-term or long-term changes are needed either in the choice of Models or in the Investment Products comprising an Eligible Portfolio.

The Select UMA program is governed by the Client Agreement (“Client Agreement”) that you sign with CGM.  You sign the Client Agreement with CGM at or before the time CGM opens Your Account (a requirement for issuance of the Contract).  In the Client Agreement, you authorize CGM to provide investment advisory services to you, including the selection of your Eligible Portfolio.  CGM will act through your Financial Advisor, an employee of CGM.  The Overlay Manager will arrange for the execution of trades in Your Account, place orders for the purchase, sale, or redemption of shares of mutual funds and exchange-traded funds in accordance with the investment model utilized for Your Account, and rebalance Your Account.  Please read the Client Agreement carefully.  More information regarding the Select UMA program is provided in the relevant CGMI Form ADV, Schedule H (the “CGMI ADV”), which you may obtain from your CGM Financial Advisor.

You may switch from one Eligible Portfolio to another and maintain the Guarantee associated with this Contract, and you may remain in a Former Eligible Portfolio as indicated in the “Terms and Conditions of the Contract” section.  If you move Your Account assets to a non-Eligible Portfolio (any Select UMA portfolio that is not an Eligible Portfolio) at any time, your Contract will be suspended.  Please see the “Suspension and Termination Provisions” section later in this prospectus for more information.  Note: Reallocating Your Account out of the Eligible Portfolio elected at the time of application may have negative tax consequences.  Please consult a qualified tax advisor for more information.

3.           How does the Contract generally work? (p.2)  Please revise subsection (c) in the equation to comply with Rule 421.

RESPONSE: We revised subsection (c) and the paragraph that follows it as follows:

(c)           The original Guaranteed Lifetime Withdrawal Base with a 5% roll-up.  This is equal to the original Guaranteed Lifetime Withdrawal Base plus 5% of the original Guaranteed lifetime Withdrawal Base for each Contract Anniversary that has been reached.  An adjustment will be made to the calculations for transactions that increase or decrease the Guaranteed Lifetime Withdrawal Base.

The United States Securities
and Exchange Commission
April 2, 2009

The greatest of these three amounts will become your new Guaranteed Lifetime Withdrawal Base at your next Contract Anniversary.  The review of these three amounts is referred to as the “Annual Benefit Base Review.”  See “Can the Guaranteed Lifetime Withdrawal Base change during the Accumulation Phase?” later in the prospectus for more information.

4.           How much will the Contract cost? (pp. 3-4).   The disclosure does not describe an annualized fee.  Please confirm and consider revising.  Please also consider listing all of the fees in one location, including premium taxes.  Regarding premium taxes, add summary information here and more detailed information with the discussion of the Contract Fee later in the prospectus.  Specifically, address how the premium tax impacts the Guaranteed Lifetime Withdrawal Base and how a contractowner can find out the specific impact to their contract.

RESPONSE: We revised the first paragraph of the “Accumulation Phase and Withdrawal Phase” by removing any reference to an annualized fee as follows:

Accumulation Phase and Withdrawal Phase.  During both the Accumulation Phase and Withdrawal Phase, you will pay a fee for the Contract (the “Contract Fee” or “Fee”), which will be deducted from Your Account Value on a quarterly basis.  The Fee is calculated as a percentage (the “Contract Fee Percentage”) of your Guaranteed Lifetime Withdrawal Base (not Your Account Value) as of the end of the calendar quarter.  See “The Contract Fee” section for more information.

We also represent that we no longer intend to recoup premium taxes from contract owners for this product.  Please see our response to Comment No. 16.

5.           Summary of Maximum Contract Fee Expenses (p.4)   The chart is confusing.  Please consider revising, using a format similar to an N-4 and N-6.

RESPONSE: We revised the “Summary of Maximum Contract Fee Percentages Chart” as follows:

The United States Securities
and Exchange Commission
April 2, 2009

Summary of Maximum Contract Fee Percentages
Fee	When Fee is Deducted	Amount Deducted during the Accumulation and Withdrawal Phases1
Contract Fee Percentage (without the Spousal Continuation Option)	On the first day of each calendar quarter2	Maximum: 1.45% of the Guaranteed Lifetime Withdrawal Base as of the last day of the previous calendar quarter	Currently: 1.00% of the Guaranteed Lifetime Withdrawal Base as of the last day of the previous calendar quarter
Spousal Continuation Option Fee	On the first day of each calendar quarter2	Maximum: 0.30% of the Guaranteed Lifetime Withdrawal Base as of the last day of the previous calendar quarter	Currently: 0.20% of the Guaranteed Lifetime Withdrawal Base as of the last day of the previous calendar quarter
Total Maximum Contract Fee Percentages	On the first day of each calendar quarter2	Maximum: 1.75% of the Guaranteed Lifetime Withdrawal Base as of the last day of the previous calendar quarter	Currently: 1.20% of the Guaranteed Lifetime Withdrawal Base as of the last day of the previous calendar quarter
1No fees are charged during the Income Phase.
2The Fee is paid in advance based on the value of the Guaranteed Lifetime Withdrawal Base as of the last day of the previous calendar quarter.  If you make an Additional Deposit or take an Early or Excess Withdrawal during the pre-paid quarter, your Fee will not be impacted for that quarter since the Fee was paid in advance.  The Fee for the following quarter will be impacted because the Guaranteed Lifetime Withdrawal Base will reflect any increase from an Additional Deposit or a decrease from an Early or Excess Withdrawal.

6.           What are the requirements to purchase the Contract? (pp.4-5) (a) Please consider rewriting the Spousal Continuation Option age description into simpler language.  (b) The $2 million limit is described in multiple ways and does not have the same effect throughout the registration statement.  Please clarify the contract or contracts to which this applies, what does the cap impact, the effect of the limit of the contract status, and provide the procedural steps that Nationwide will take to notify the client and what can be done to fix the suspension.  Please also describe how additional deposits made within 45 days affect the cap, and define total gross deposits and use it consistently.

RESPONSE:

(a) We revised the second paragraph of the “What are the requirements to purchase the Contract?” section as follows:

You, as the owner of Your Account at CGM, may purchase a Contract from CGM, which is also a broker-dealer, when you open Your Account.  To purchase the Contract without the Spousal Continuation Option, the annuitant must be between 45 and 75 at the time of application.  To purchase the Contract with the Spousal Continuation Option, the younger annuitant must be between 45 and 80 and the older annuitant must be 84 or younger at the time of application.

The United States Securities
and Exchange Commission
April 2, 2009

 (b) We revised the third paragraph of the “What are the requirements to purchase the Contract?” section to define “Total Gross Deposits:”

To purchase a Contract, the value of Your Account on the date of application must equal $50,000 or more.  We reserve the right to refuse to apply Additional Deposits made into Your Account to your Guaranteed Lifetime Withdrawal Base, including your initial deposit (“Total Gross Deposits”) that exceeds $2,000,000.  This limit applies for all Select Retirement contracts issued by Nationwide on the life of any one annuitant.  Withdrawals do not impact the limit of $2,000,000 in Total Gross Deposits.  See the “Suspension and Termination Provisions” section later in this prospectus.

We revised the $2 million limit disclosure in the “Can the Guaranteed Lifetime Withdrawal Base change during the Accumulation Phase?” section:

2.
Additional Deposits to Your Account in the Accumulation Phase.  The Contract permits you to make Additional Deposits to Your Account during the Accumulation Phase.  Additional Deposits will result in an immediate increase to your Guaranteed Lifetime Withdrawal Base equal to the dollar amount of the Additional Deposit.

Note:  We reserve the right to refuse to apply an Additional Deposit made into Your Account to your Guaranteed Lifetime Withdrawal Base that brings your Total Gross Deposits above $2,000,000.   Please see “Suspension and Termination Provisions” later in this prospectus for more information.  Your Account Value may increase above $2,000,000 due to market performance without suspension.

We revised the $2 million limit disclosure in the “Can the Guaranteed Lifetime Withdrawal Base change during the Withdrawal Phase?” section:

Additional Deposits to Your Account in the Withdrawal Phase.  Just as in the Accumulation Phase, the Contract permits you to make Additional Deposits to Your Account during the Withdrawal Phase, which will result in an immediate increase to your Guaranteed Lifetime Withdrawal Base equal to the dollar amount of the Additional Deposit.

Note: We reserve the right to refuse to apply an Additional Deposit made into Your Account to your Guaranteed Lifetime Withdrawal Base that brings your Total Gross Deposits above $2,000,000.  Please see “Suspension and Termination Provisions” later in this prospectus for more information.  Your Account Value may increase above $2,000,000 due to market performance without suspension.

We revised the disclosure in the “Additional Deposits that exceed $2,000,000 in Total Gross Deposits” subsection of the of the “Suspension and Termination Provisions” section:

Additional Deposits that exceed $2,000,000 in Total Gross Deposits. We reserve the right to refuse to apply an Additional Deposit made into Your Account to your Guaranteed Lifetime Withdrawal Base that brings your Total Gross Deposits above $2,000,000.  This limit applies for all Select Retirement contracts issued by Nationwide on the life of any one annuitant.  Our decision to apply your Additional Deposit to your Guaranteed Lifetime Withdrawal Base will be based on one or more factors, including but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total Account Value, election of the Spousal Continuation Option, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a nondiscriminatory manner.

If you contact us at our Home Office prior to an Additional Deposit that causes Total Gross Deposits to exceed $2,000,000, we will not suspend your Contract.  We will process your request and will decide

The United States Securities
and Exchange Commission
April 2, 2009

whether to apply the Additional Deposit based on the criteria stated above.  We will notify you of our decision of whether to apply the Additional Deposit within a reasonable time.  If we allow the application of the excess of $2,000,000 in Total Gross Deposits to the Guaranteed Lifetime Withdrawal Base, the Additional Deposit will be applied to Your Account immediately.  If we exercise this right to refuse to apply the excess of $2,000,000 in Total Gross Deposits to the Guaranteed Lifetime Withdrawal Base and you have not made the Additional Deposit, your Contract will not be suspended.  If you subsequently make the Additional Deposit that causes your Total Gross Deposits to exceed $2,000,000 after notice from us that your Additional Deposit was not accepted, your Contract will be suspended and we will follow the process stated below.

If you make an Additional Deposit that causes Total Gross Deposits to exceed $2,000,000 without first contacting our Home Office, we will suspend your Contract.  We will provide notice to you that your Contract was suspended due to the Additional Deposit, and we will make our decision of whether to apply the Additional Deposit based on the criteria stated above.  If you make an Additional Deposit that causes Total Gross Deposits to exceed $2,000,000 within 45 days of making another Additional Deposit that causes Total Gross Deposits to exceed $2,000,000, we will provide notice to you that your Contract was suspended due to the Additional Deposits.  The Additional Deposits will be evaluated in the order they are deposited, and each Additional Deposit will trigger a separate suspension.  We will notify you of our decision of whether to apply the Additional Deposit(s) during the suspension period(s).   If we allow the application of the excess of $2,000,000 in Total Gross Deposits to the Guaranteed Lifetime Withdrawal Base, the Additional Deposit(s) will be applied to Your Account immediately.  If we exercise this right to refuse to apply the excess of $2,000,000 in Total Gross Deposits to the Guaranteed Lifetime Withdrawal Base, we will immediately request that the Additional Deposit(s) be returned in its entirety in the same manner as it was received.   The Contract will remain suspended until the Additional Deposit(s) that caused your Total Gross Deposits to exceed $2,000,000 are removed from Your Account.  During the suspension period, any such withdrawal will not constitute an Early Withdrawal or an Excess Withdrawal.

If you do not withdraw the necessary amount from Your Account before the end of the suspension period, the Contract will terminate.

7.           What are the Eligible Portfolios and how are they managed? (pp. 6-7).  Please describe how the Eligible Portfolios are constructed and managed.  If different persons/entities have different roles, please describe who is responsible for what, and how they affect the value of the Contract.

RESPONSE: Please see our response to Comment No. 2.

8.           Eligible Portfolios Summary (pp. 7-10) (a) Please provide strategies that relate specifically to the models.  (b) Please clarify the definitions to specifically identify the types of instruments that make up the index.  (c) Please explain the purpose of the benchmarks(s). (d) Please provide risk disclosure for each Eligible Portfolio.

RESPONSE:  (a) We provided the investment strategy, investment objective and investment risk that relate specifically to the models.

(b) We modified the definitions to specifically identify the types of asset classes that make up the indices.

The United States Securities
and Exchange Commission
April 2, 2009

(c) We disclosed the purpose of the benchmarks in the Eligible Portfolios Summary as follows:

The target allocation categories listed below reflect investment asset categories only, and not specific Investment Products.  You and your Financial Advisor select the Investment Products to satisfy each Target Allocation.  More explanation of each category follows the tables. The percentage ranges shown are target ranges only, and may change if deemed appropriate by CGM.  Additionally, the index percentages used to establish the benchmark as determined by CGM are provided for each Eligible Portfolio.  The indices and percentages provided by CGM are established by CGM by examining past performance of the Select UMA Models.   CGM has determined that the benchmarks are appropriate for use as a gauge of performance of the associated Eligible Portfolios.  The indices work together to provide a blended performance percentage of how your Eligible Portfolio should perform.  Your Financial Advisor will discuss how your Select UMA Model performed as compared to the benchmark.  Not every asset class is represented by a corresponding index.  A summary of the referenced indices follows the Eligible Portfolio tables.

(d) We provided investment strategy, investment objective and investment risk for each Eligible Portfolio and added a general description of investment risk to the Eligible Portfolio Summary section as follows:

The following tables reflect a summary of each Eligible Portfolio that is currently available for election as a Select UMA investment option under the Contract.  The following Eligible Portfolios are listed from most conservative to least conservative.

The value of your Eligible Portfolio will fluctuate over time.  This means it will rise and fall in response to market events.  Although past performance is not a guarantee of future results, historically investments that have had higher fluctuations have provided higher long term returns.  The chart below shows that as you move up the risk ladder from conservative investments to aggressive investments, you have the potential to receive higher long term returns but may also experience higher fluctuations in value.

RETURN
                                                                                                            RISK

Capital Preservation oriented. Total return oriented, but may have higher current income. Suitable for short time horizon (3 to 5 years).	Capital appreciation oriented. Minimal income needs. Increasing equity exposure. Longer time horizon – at least a market cycle (5 years or more).	Aggressive growth oriented. No current income consideration. Greater volatility than broad stock market. Longest time horizon (10+ years).

The United States Securities
and Exchange Commission
April 2, 2009

9.           Risk Factors. (p.15)  In the “Nationwide determines that an Eligible Portfolio is no longer eligible as an investment option under the Contract” risk factor, please state that re-characterizing an Eligible Portfolio as a Former Eligible Portfolio triggers a change in terms and conditions.

RESPONSE:  We revised the second half of the “Nationwide determines that an Eligible Portfolio is no longer eligible as an investment option under the Contract” risk factor as follows:

Nationwide determines that an Eligible Portfolio is no longer eligible as an investment option under the Contract.

As the provider of the Guarantee, we maintain sole discretion as to which investment options will be offered under the Contracts as Eligible Portfolios.  We only make available those Eligible Portfolios that we determine carry an acceptable amount of risk for Nationwide to manage the Guarantee.  If, after making an Eligible Portfolio available, we subsequently determine that such Eligible Portfolio carries too much risk for Nationwide to manage the Guarantee, we will re-characterize the Eligible Portfolio as a Former Eligible Portfolio.  Re-characterizing an Eligible Portfolio as a Former Eligible Portfolio triggers a term and condition change for those Contract owners invested in the affected Former Eligible Portfolio.  Upon any such re-characterization, we will notify affected Contract owners of this change and explain their contractual options.   See the “Terms and Conditions of the Contract” section for more information about terms and conditions changes.

10.           Can the Guaranteed Lifetime Withdrawal Base change during the Accumulation Phase? (p. 17).  (a) Please see previous Comment No. 3.  (b)  Please explain why it is reasonable to suspend and penalize a contractowner after excluding the deposit.  (c) When allowing a contractowner to restore the Guaranteed Lifetime Withdrawal Base, how will the contractowner be put on notice that they will not be allowed to restore it again?

RESPONSE: (a) We revised subsection (c) of the Annual Benefit Base Review equation as follows:

(c)
the original Guaranteed Lifetime Withdrawal Base with a 5% roll-up.  This is equal to the original Guaranteed Lifetime Withdrawal Base plus 5% of the original Guaranteed Lifetime Withdrawal Base for each Contract Anniversary that has been reached.  An adjustment will be made to the calculations for transactions that increase or decrease the Guaranteed Lifetime Withdrawal Base.

Please also see our response to Comment No. 3.

(b) We revised the $2 million limit disclosure to clarify when a contract is suspended.  Please see our response to Comment No. 6.

(c) We revised the last sentence of the paragraph following the “Example Early Withdrawal Calculation” and the last sentence of the second paragraph following the “Example Excess Withdrawal Calculation” by adding the following disclosure:

The United States Securities
and Exchange Commission
April 2, 2009

We will confirm with you that your Guaranteed Lifetime Withdrawal Base is restored, and will notify you if you reach the limit of withdrawal restorations.

11.           What is the Withdrawal Start Date and what does it mean? (pp. 18-19).  Will Nationwide send the contractowner notice of receipt of the Withdrawal Phase Election form?  Please describe the procedures around this election.  Also, please state the consequences to the contractowner if they do not elect to enter the Withdrawal Phase.

RESPONSE: We added the underlined sentence in the second paragraph of the “What is the Withdrawal Start Date and what does it mean?” section and disclosed the consequences to the contractowner if they do not elect to enter the Withdrawal Phase in the newly-created third paragraph as follows:

If you are eligible and you wish to enter the Withdrawal Phase, you must complete a Withdrawal Phase election form.  You may request the form through your Financial Advisor or from Nationwide’s Home Office.  Your Withdrawal Start Date will be the date we receive your completed Withdrawal Phase election form at Nationwide’s Home Office, even if you do not take an actual withdrawal at that time.  We will notify you that we received your completed Withdrawal Phase election form.  If you take a withdrawal after the age of 55 and have not completed the Withdrawal Phase election form, you and your Financial Advisor will be notified.   Upon notification, if you do not complete a Withdrawal Phase election form within 30 days, your withdrawal will be considered an Early Withdrawal and your Guaranteed Lifetime Withdrawal Base will be reduced as stated in the “Early Withdrawals from Your Account” section.  Note:  If your Withdrawal Start Date is in the middle of a calendar year, you are limited to taking a pro-rated amount based on the number of days left remaining in the calendar year.

If you do not affirmatively elect to enter the Withdrawal Phase, every withdrawal you take will be considered an Early Withdrawal.  As described in the “Early Withdrawals from Your Account” section, Early Withdrawals will reduce your Guaranteed Lifetime Withdrawal Base.  If you do not enter the Withdrawal Phase, you will continue to pay for the Guarantee but will not receive the benefit of the Guaranteed Lifetime Withdrawals.

12.           Terms and Conditions of the Contract (p.23).  If a contractowner stays in a Former Eligible Portfolio and its fee changes, how will it work?   Please revise the disclosure to explain exactly what happens to the contractowner.

RESPONSE:  We revised the third paragraph of this section by rephrasing the underlined sentence and created a fourth paragraph as follows:

If you refuse to accept the terms and conditions, or we do not receive your election to accept the terms and conditions change within 60 days after the day we send notification to you (in which case we will assume you do not intend to invoke the Annual Benefit Base Review), the new terms and conditions of the Contract will not apply to your Contract.  Your Guaranteed Lifetime Withdrawal Base will stay at the same value as of the most recent Contract Anniversary and you will no longer have an Annual Benefit Base Review.  However, if you submit Additional Deposits to Your Account, you will receive a dollar for dollar increase to your Guaranteed Lifetime Withdrawal Base.  Once you decline a terms and conditions change, you will no longer be permitted to accept any other terms and conditions change or reinstate your Annual Benefit Base Review.

If we re-characterize an Eligible Portfolio to a Former Eligible Portfolio, you will be notified of this term and condition change as stated in this section.  If you choose to switch to another Eligible Portfolio, you may continue your Annual Benefit Base Review.  If you choose to remain in the Former

The United States Securities
and Exchange Commission
April 2, 2009

Eligible Portfolio, you will no longer be permitted to accept any other terms and conditions change or reinstate your Annual Benefit Base Review, and the cost of the Former Eligible Portfolio will remain the same.  If CGM no longer offers a Former Eligible Portfolio, the “Suspension and Termination Provisions” section will apply.  See “Suspension and Termination Provisions” for more information.

13.           Election of the Spousal Continuation Option (p. 24). Please revise subsection (4) to clarify the parties and the impact to each.

           RESPONSE: We revised subsection (4) as follows:

(4) If, on or after the Withdrawal Start Date, your marriage terminates due to divorce, dissolution, or annulment, or a co-annuitant dies, you may not remove the Spousal Continuation Option from the Contract.  The remaining owner of the Contract will continue to be charged the Spousal Continuation Option Fee Percentage, and upon notification from the remaining owner of the contract in a form acceptable to Nationwide, the remaining owner of the Contract’s former spouse will no longer be eligible to receive withdrawals.

14.           The Contract Fee: Amount and Deduction (p. 25). Consider putting all fees in one section.  Please revise quarterly calculation and proration calculations.  Does Nationwide charge for the previous quarter at the beginning of the next quarter, or does Nationwide charge for the entire next quarter at the beginning of the quarter?

RESPONSE:  We revised the first paragraph of the “When and how is the Contract Fee assessed?” section as follows:

The Contract Fee is only assessed during the Accumulation and Withdrawal Phases of the Contract.  It is deducted from Your Account on a calendar quarter basis at the beginning of each quarter in the same manner as CGM’s advisory fees for Your Account.  The Fee is paid in advance based on the value of the Guaranteed Lifetime Withdrawal Base as of the last day of the previous calendar quarter.  If you make an Additional Deposit or take an Early or Excess Withdrawal during the pre-paid quarter, your Fee will not be impacted for that quarter since the Fee was paid in advance.  The Fee for the following quarter will be impacted because the Guaranteed Lifetime Withdrawal Base will reflect any increase from an Additional Deposit or a decrease from an Early or Excess Withdrawal.

Please also see our response to Comment No. 5.

15.           Specific suspension events and their cures.  (p. 31)   Please consider revising cause and effect statements when referencing the $2 million limit.

RESPONSE:  Please see our response to Comment No. 6.

16.           Premium Taxes. (p. 35-36) Please disclose all information about premium tax, and clarify how it works with the contract.  Please describe how the contractowner can find out what the premium taxes are in their state.

RESPONSE: We no longer intend to recoup premium taxes from the contractowner for this product.  We have removed the “PREMIUM TAXES” section from the registration statement and disclose the following in the “How much is the Contract Fee?” section:

The United States Securities
and Exchange Commission
April 2, 2009

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes to Nationwide.  Nationwide will not pass these taxes through to the Contract owner.

17.           Distribution (Marketing) of the Contract (p. 36)   Please clarify or delete “our general account” in the last sentence.

RESPONSE: We revised the last sentence of the paragraph as follows:

Nationwide will not pass sales expenses through to the Contract owner.

18.           Definitions (Contract) (p.  38).   Please modify this definition so it does not suggest that a contractowner's rights may be limited by the language contained in the Contract with respect to the prospectus and their rights under the securities laws.

RESPONSE: We revised the definition of “Contract” as follows:

Contract- The Guarantee and supplemental immediate fixed income annuity issued by Nationwide, including any endorsements or riders.

19.           Representations. We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

RESPONSE: We represent that we have met the S-1 Form requirements, and the chart attached to this cover letter references the S-1 Form requirements and the pages where those requirements are met in the S-1.

We acknowledge the following:
•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:
•	that Nationwide is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

The United States Securities
and Exchange Commission
April 2, 2009

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that Nationwide may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

I hope you find this background information helpful.  Please contact me directly at (614) 677-2216 if you have any questions regarding this filing.

Sincerely,

/s/HOLLY J. HUNT
Holly J. Hunt
Senior Counsel
Nationwide Life Insurance Company

cc:      Rebecca Marquigny